Share-based Compensation - Schedule of Shares Activitiy (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-based Payment Arrangements [Roll Forward]
Redeemed (in shares)	(1,918,407)
Balance, end of year (in shares)	3,224,260
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.74
Restricted Shares
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	2,244,738	3,267,717
Granted (in shares)	718,566	710,819
Redeemed (in shares)	(1,436,017)	(1,718,906)
Forfeited (in shares)	(146,602)	(14,892)
Balance, end of year (in shares)	1,380,685	2,244,738
Employee Share Value Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	5,274,478	8,329,291
Granted (in shares)	1,626,590	1,288,598
Redeemed (in shares)	(3,721,568)	(3,691,820)
Forfeited (in shares)	(519,434)	(651,591)
Balance, end of year (in shares)	2,660,066	5,274,478
Performance Stock Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	2,713,176	3,214,620
Granted (in shares)	888,834	904,469
Redeemed (in shares)	(1,627,028)	(1,405,913)
Forfeited (in shares)	(351,734)	0
Balance, end of year (in shares)	1,623,248	2,713,176
Deferred Share Units
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	1,745,879	1,556,780
Granted (in shares)	231,464	208,693
Redeemed (in shares)	(248,920)	(19,594)
Forfeited (in shares)	0	0
Balance, end of year (in shares)	1,728,423	1,745,879
Stock Option Plan
Share-based Payment Arrangements [Roll Forward]
Balance, beginning of year (in shares)	3,889,130
Redeemed (in shares)	(629,013)
Forfeited (in shares)	(35,857)
Balance, end of year (in shares)	3,224,260	3,889,130
Share Based Payment Arrangements, Weighted Average Exercise Price [Roll Forward]
Beginning Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.43
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	2.92
Forfeited, Weighted average exercise price (in dollars per share) | $ / shares	3.43
Ending Balance, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.74	$ 4.43